Expenses - Finance costs and income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCE COSTS
Interest on senior unsecured notes	$ 32.4	$ 36.3
Accretion	4.5	3.9
Loss on repayment of long-term debt	4.3	0.0
Other finance costs	5.7	6.5
Total finance costs	46.9	46.7
Less: amounts included in cost of qualifying assets	(19.1)	(11.9)
Total finance costs	27.8	34.8
FINANCE INCOME
Interest income	$ 3.8	$ 0.3